Related Party Transactions and Balances (Details)		1 Months Ended	12 Months Ended
		Jul. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Jul. 31, 2024 USD ($)
Yibon
Related Party Transaction [Line Items]
Interest rate percentage			6.00%
Yibon | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]		¥ 6,304,000	$ 901,460		¥ 6,920,600
Wen Qi [Member]
Related Party Transaction [Line Items]
Interest rate percentage		7.90%
Wen Qi [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 2,360,000	2,360,000 [2]	337,476	[2]	2,360,000	[2]	$ 337,476
Apex [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties - noncurrent			¥ 110,000,000	$ 15,729,791		¥ 110,000,000	[3]

[1]	Current amounts due from Yibon mainly comprised of a loan repayable on demand with an interest rate of 6% per annum with pledge of one Yibon’s leased-and-operated hotel.
[2]	Current amounts due from Wen Qi is a loan with a principal of RMB 2,360,000 (USD 337,476) with an interest rate of 7.9% per annum.
[3]	Noncurrent amount due from a related party comprised of RMB 110,000,000 (USD 15,729,791) prepayments made by the Group to Apex to acquire a building for hotel business development. The Group has formally signed the purchase agreement with Apex, and the building was pledged to the Group to guarantee the related party’s performance. The prepayment is expected to be settled when the building is transferred to the Group (Note 23).